Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Small Cap Growth Fund - Class A | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Class A | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class A | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class A | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class A | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Class A | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Class A | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Class A | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Class A | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Class A | Caris Life Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Small Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Small Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Small Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Small Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Columbia Small Cap Growth Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund - Class C | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Class C | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class C | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class C | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class C | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Class C | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Class C | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Class C | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Class C | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Class C | Caris Life Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Small Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Small Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Small Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Small Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Columbia Small Cap Growth Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund - Institutional Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Institutional Class | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional Class | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional Class | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional Class | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Institutional Class | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Institutional Class | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Institutional Class | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Institutional Class | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Institutional Class | Caris Life Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Small Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Small Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Small Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Columbia Small Cap Growth Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund - Institutional 2 Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Institutional 2 Class | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional 2 Class | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Institutional 2 Class | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Institutional 2 Class | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Institutional 2 Class | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Institutional 2 Class | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Institutional 2 Class | Caris Life Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Small Cap Growth Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Small Cap Growth Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Small Cap Growth Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Growth Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Growth Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Columbia Small Cap Growth Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund - Institutional 3 Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Institutional 3 Class | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Institutional 3 Class | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Institutional 3 Class | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Institutional 3 Class | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Institutional 3 Class | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Institutional 3 Class | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Institutional 3 Class | Caris Life Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Small Cap Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Small Cap Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Small Cap Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Growth Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Columbia Small Cap Growth Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund - Class R | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Class R | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class R | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class R | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class R | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Class R | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Class R | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Class R | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Class R | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Class R | Caris Life Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Small Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Small Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Small Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Small Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Growth Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Columbia Small Cap Growth Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Small Cap Growth Fund - Class S | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Small Cap Growth Fund - Class S | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Small Cap Growth Fund - Class S | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class S | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Small Cap Growth Fund - Class S | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Class S | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Class S | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Small Cap Growth Fund - Class S | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Class S | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Growth Fund - Class S | Caris Life Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Growth Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Columbia Small Cap Growth Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Small Cap Growth Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Small Cap Growth Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Small Cap Growth Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Small Cap Growth Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Small Cap Growth Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Growth Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Small Cap Growth Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Small Cap Growth Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Growth Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Columbia Small Cap Growth Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%